INCOME TAXES (Details 2) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014 USD ($)	Dec. 31, 2014 CNY	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY
INCOME TAXES
PRC statutory income tax rate (as a percent)	25.00%	25.00%	25.00%	25.00%
Percentage of tax deduction for qualified research and development expenses	50.00%	50.00%	50.00%	50.00%
Reconciliation of tax computed by applying statutory income tax rate to the income tax expense
Loss before income tax expense	$ (1,602)	(9,938)	(32,934)	(10,698)
Income tax computed at PRC statutory tax rate of 25%	(401)	(2,485)	(8,233)	(2,674)
Preferential tax rates	353	2,192	(50)	83
International rate differences	1,036	6,429	4,459	4,376
Additional 50% tax deduction for qualified research and development expenses	(1,750)	(10,861)	(7,227)	(4,915)
Non-deductible expenses	943	5,841	22,164	10,454
Other permanent difference	38	238		(6,626)
Effect of changes in tax rates on deferred taxes	(899)	(5,575)	3,947	3,779
Changes in unrecognized tax benefits	(138)	(856)
Changes in the valuation allowance	319	1,980	(2,123)	276
Effect of changes in tax rates on prior year tax			(11,642)
Deferred tax adjustment				1,540
Income tax expense (benefit)	$ (499)	(3,097)	1,295	6,293